Income Taxes - Income (Loss) Before Income Tax Expense by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ (84,113)	$ (65,940)	$ (80,893)
Foreign	162	280	0
Loss before income tax expense	$ (83,951)	$ (65,660)	$ (80,893)